Note 4 - Revenue and Segmental Information (Tables)	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of geographical areas [text block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Australia	39,018	47,983	13,507	37,889
United States	-	-	110	1,147
Netherlands	1,393	-	-	-
United Kingdom	-	3	-	-
Total revenue	40,411	47,986	13,617	39,036

Disclosure of products and services [text block]
	Year Ended June 30		Three Months Ended June 30	Year Ended March 31
(US dollars in thousands)	2021	2020	2019	2019
Electrical products and related services	38,832	47,917	13,484	37,799
Development fees	185	69	-	90
Conversion kits	137	-	-	-
Vehicle spec conversion	1,219	-	-	-
Accessories	38	-	-	-
Other revenue	-	-	133	1,147
Total revenue	40,411	47,986	13,617	39,036

Disclosure of operating segments [text block]
Year Ended June 30, 2021	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	38,832	185	1,394	-	40,411
Costs of sales	(32,792)	-	(1,292)	-	(34,084)
Gross profit	6,040	185	102	-	6,327
General and administrative expenses	(3,004)	(1,309)	(1,923)	(4,897)	(11,133)
Gain on solar development - net	36	733	-	-	769
Other income	1,511	-	-	-	1,511
Depreciation and amortization	(1,902)	(4)	(346)	(4)	(2,256)
Operating profit/(loss)	2,681	(395)	(2,167)	(4,901)	(4,782)
Restructuring and other non-recurring costs	(27)	-	(631)	(2,222)	(2,880)
Finance income	2,163	-	10	6	2,179
Finance expense	(476)	(24)	(11)	(2,079)	(2,590)
Profit/(loss) before income tax	4,341	(419)	(2,799)	(9,196)	(8,073)
Income tax	(714)	96	733	-	115
Profit/(loss) for the period	3,627	(323)	(2,066)	(9,196)	(7,958)
Year Ended June 30, 2020	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	47,914	69	-	3	47,986
Costs of sales	(40,865)	(20)	-	-	(40,885)
Gross profit	7,049	49	-	3	7,101
General and administrative expenses	(2,745)	(469)	-	(2,265)	(5,479)
Gain on solar development - net	41	1,548	-	-	1,589
Other income	724	-	-	-	724
Depreciation and amortization	(1,718)	(45)	-	(3)	(1,766)
Operating profit/(loss)	3,351	1,083	-	(2,265)	2,169
Restructuring and other non-recurring costs	(124)	(1,296)	-	(1,990)	(3,410)
Finance expense – net	(1,436)	(9)	-	(1,704)	(3,149)
Profit/(loss) before income tax	1,791	(222)	-	(5,959)	(4,390)
Income tax	15	(728)	-	-	(713)
Profit/(loss) for the period	1,806	(950)	-	(5,959)	(5,103)
Three Months Ended June 30, 2019	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	13,484	133	-	-	13,617
Costs of sales	(11,864)	(96)	-	-	(11,960)
Gross profit	1,620	37	-	-	1,657
General and administrative expenses	(567)	(206)	-	(518)	(1,291)
Gain/(loss) on solar development - net	5	41	-	(8)	38
Depreciation and amortization	(422)	(14)	-	(1)	(437)
Operating profit/(loss)	636	(142)	-	(527)	(33)
Restructuring and other non-recurring costs	(15)	(39)	-	(471)	(525)
Finance expense – net	(358)	(49)	-	(389)	(796)
Profit/(loss) before income tax	263	(230)	-	(1,387)	(1,354)
Income tax	(92)	-	-	-	(92)
Profit/(loss) for the period	171	(230)	-	(1,387)	(1,446)
Year Ended March 31, 2019	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
(US dollars in thousands)
Revenue from contracts with customers	37,800	1,236	-	-	39,036
Costs of sales	(32,317)	(409)	-	-	(32,726)
Gross profit	5,483	827	-	-	6,310
General and administrative expenses	(2,823)	(2,148)	-	(2,714)	(7,685)
Gain/(loss) on Solar Development	(30)	(2,585)	-	-	(2,615)
Depreciation and amortization	(1,272)	(140)	-	(8)	(1,420)
Operating profit/(loss)	1,358	(4,043)	-	(2,722)	(5,410)
Restructuring and other non-recurring costs	(8)	7	-	(2,016)	(2,017)
Finance expense – net	(1,354)	(221)	-	(1,664)	(3,239)
Profit/(loss) before income tax	(4)	(4,260)	-	(6,402)	(10,666)
Income tax	(572)	15	-	-	(557)
Profit/(loss) for the period	(576)	(4,245)	-	(6,402)	(11,223)
As at June 30, 2021 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	35,604	24,693	9,027	7,188	76,512
Liabilities	(9,442)	(767)	(2,093)	(23,792)	(36,094)
Net assets/(liabilities)	26,162	23,926	6,934	(16,604)	40,418

As at June 30, 2020 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	38,519	22,965	-	896	62,380
Liabilities	(14,481)	(1,697)	-	(28,312)	(44,490)
Net assets/(liabilities)	24,038	21,268	-	(27,416)	17,890

As at June 30, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	45,881	26,534	-	694	73,109
Liabilities	(21,171)	(5,766)	-	(23,656)	(50,593)
Net assets/(liabilities)	24,710	20,768	-	(22,962)	22,516

As at March 31, 2019 (US dollars in thousands)	Critical Power Services	Solar Development	Electric Vehicles	Corporate Office	Total
Assets	35,472	29,538	-	385	65,395
Liabilities	(13,603)	(6,085)	-	(21,722)	(41,410)
Net assets/(liabilities)	21,869	23,453	-	(21,337)	23,985